Investment Objectives and Goals - Grandeur Peak International Contrarian Fund	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GRANDEUR PEAK INTERNATIONAL CONTRARIAN FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.